Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,103	$ 810
Short-term bank deposits	57	4,045
Account receivable	47
Governmental grant receivable	7	108
Other receivables and prepaid expenses	306	757
Inventories	1,218	1,032
TOTAL CURRENT ASSETS	4,738	6,752
NON-CURRENT ASSETS:
Long-term bank deposits		54
Right-of-use assets	458	592
Property and equipment, net	176	194
TOTAL NON-CURRENT ASSETS	634	840
TOTAL ASSETS	5,372	7,592
CURRENT LIABILITIES:
Accounts payables	175	410
Advance payments	101	312
Accrued payroll and other employment related accruals	641	579
Convertible promissory note	1,934
Accrued expenses	386	190
Lease liabilities	296	297
TOTAL CURRENT LIABILITIES	3,533	1,788
Lease liabilities	144	278
TOTAL LIABILITIES	3,677	2,066
SHAREHOLDERS’ EQUITY
Ordinary shares, NIS 0.01 par value: Authorized 50,000,000 as of June 30, 2024 and December 31, 2023; issued and outstanding 20,887,428 shares as of June 30, 2024 and 20,387,428 shares as of December 31, 2023	58	57
Additional paid-in capital	27,070	26,692
Accumulated losses	(25,433)	(21,223)
TOTAL SHAREHOLDERS’ EQUITY	1,695	5,526
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 5,372	$ 7,592